Segment Information - Summary of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands		3 Months Ended				7 Months Ended	9 Months Ended
		Sep. 30, 2022		Oct. 01, 2021		Dec. 31, 2021	Sep. 30, 2022		Oct. 01, 2021
Net sales		$ 620,265		$ 605,968			$ 1,929,353		$ 1,803,900
Adjusted EBITA	[1]	96,720		92,720			298,629		272,450
Operating income		80,994		78,664			250,486		233,165
Restructuring and other related charges		6,676		4,227			16,629		10,791
Separation costs	[2]	1,834		713			8,923		819
Amortization of acquired intangibles		7,216	[3]	8,934	[3]	$ 1,000	22,523	[3]	27,130	[3]
Other	[4]	0		182			68		545
Americas
Net sales		281,361		260,005			844,741		739,793
Adjusted EBITA	[1]	43,200		38,627			128,860		102,665
EMEA & APAC
Net sales		338,904		345,963			1,084,612		1,064,107
Adjusted EBITA	[1]	$ 53,520		$ 54,093			$ 169,769		$ 169,785

[1]	The following is a reconciliation of Operating income to Adjusted EBITA:
[2]	Includes non-recurring professional fees incurred in the planning and execution of the Separation from Enovis within the Selling, general and administrative expense line within the Consolidated and Combined Condensed Statements of Operations.
[3]	Included within the Selling, general and administrative expense line withing the Consolidated and Combined Condensed Statements of Operations.
[4]	Relates to certain items included within the Interest expense (income) and other, net line within the Consolidated and Combined Condensed Statements of Operations.